Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Interest Bearing Loans and Borrowings

	Maturity date	Interest rate		As at 31 December 2021 RMB million	As at 31 December 2020 RMB million
Credit loans	5 January 2022	1.80%		563	626
Guaranteed loans	13 January 2022	1.50%		913	1,015
Guaranteed loans	9 March 2022	EURLIBOR+3.00	%(i)	794	883
Guaranteed loans	8 September 2023	3.10%		2,383	2,648
Credit loans	25 June 2024	3.08%		2,366	2,444
Credit loans	16 September 2024	3.30%		5,483	5,611
Credit loans	27 September 2024	USD LIBOR+1.00	%(ii)	6,184	6,329

Total				18,686	19,556

(i)	3.00% when EURIBOR is negative.

(ii)	1.00% when USD LIBOR is negative.